INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected federal tax	34.00%	34.00%
State tax (net of federal benefit)	6.13%	5.80%
Other	0.89%	(0.10%)
Valuation allowance	(41.02%)	(39.70%)
Total